GOODWILL - Cash Generating Units (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)		Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 2,252.0	[1]	$ 7,318,594	$ 6,901,056	[2]	$ 6,824,935
Banco de Bogotá S.A. over Megabanco
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of goodwill allocated	100.00%		100.00%
Goodwill			$ 465,905	$ 465,905
Cash-generating units four [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of goodwill allocated	6.70%		6.70%
Goodwill			$ 31,304
Cash-generating units three [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of goodwill allocated	27.00%		27.00%
Goodwill			$ 125,934
Cash-generating units two [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of goodwill allocated	30.80%		30.80%
Goodwill			$ 143,287
Cash-generating units one [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of goodwill allocated	32.70%		32.70%
Goodwill			$ 152,539
Cash-generating units five [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of goodwill allocated	2.80%		2.80%
Goodwill			$ 12,841

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.